Consolidated Balance Sheets - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	CAD 48	CAD 89
Accounts receivable (Note 8)	833	772
Due from related parties (Note 26)	224	184
Other current assets (Note 9)	97	100
Total current assets	1,202	1,145
Property, plant and equipment (Note 10)	19,068	17,893
Other long-term assets:
Regulatory assets (Note 12)	3,145	3,015
Deferred income tax assets (Note 7)	1,213	1,610
Intangible assets (Note 11)	349	336
Goodwill (Note 4)	327	163
Other assets	6	7
Total other long-term assets	5,040	5,131
Total assets	25,310	24,169
Current liabilities:
Short-term notes payable (Note 15)	469	1,491
Long-term debt payable within one year (Note 15)	602	500
Accounts payable and other current liabilities (Note 13)	933	858
Due to related parties (Note 26)	253	132
Total current liabilities	2,257	2,981
Long-term liabilities:
Long-term debt (includes $548 measured at fair value; 2015 - $51) (Notes 15, 16)	10,078	8,207
Regulatory liabilities (Note 12)	209	236
Deferred income tax liabilities (Note 7)	60	206
Other long-term liabilities (Note 14)	2,765	2,714
Total Long-term liabilities	13,112	11,363
Total liabilities	15,369	14,344
Contingencies and Commitments (Notes 28, 29)
Subsequent Events (Note 31)	0	0
Noncontrolling interest subject to redemption (Note 25)	22	23
Equity
Common shares (Notes 21, 22)	5,391	6,000
Retained earnings	4,487	3,759
Accumulated other comprehensive loss	(9)	(9)
Hydro One shareholder's equity	9,869	9,750
Noncontrolling interest (Note 25)	50	52
Total equity	9,919	9,802
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	CAD 25,310	CAD 24,169